Effects of changes in currency exchange rate (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current liabilities [abstract]
Other financial liabilities	$ 1,175,706,699	$ 458,269,843
Non-current lease liabilities	31,306,552	29,009,023
Trade and other non-current payables	20,945	29,457
Other non-current provisions	379,958	451,079
Deferred tax liabilities	112,699,828	118,085,671
Provisions for employee benefits	41,843,524	34,274,997
Total non-current liabilities	1,361,957,506	640,120,070
Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	82,300,140	114,736,586
Non-current lease liabilities	9,122,405	8,224,925
Trade and other non-current payables	17,079	19,333
Other non-current provisions	154,408	133,291
Deferred tax liabilities	32,506,320	34,182,696
Provisions for employee benefits	813,533	8,888
Total non-current liabilities	124,913,885	157,305,719
Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	176,446,792	118,509,715
Non-current lease liabilities	3,144,217	2,535,945
Trade and other non-current payables	0	0
Other non-current provisions	181,075	207,794
Deferred tax liabilities	13,742,576	13,619,993
Provisions for employee benefits	0	0
Total non-current liabilities	193,518,526	134,883,571
Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	916,959,767	225,023,542
Non-current lease liabilities	19,039,930	18,248,153
Trade and other non-current payables	0	0
Other non-current provisions	44,475	109,994
Deferred tax liabilities	66,450,932	70,282,982
Provisions for employee benefits	41,029,991	34,266,109
Total non-current liabilities	1,043,525,095	347,930,780
Chilean Pesos [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	13,219,467	97,171,626
Non-current lease liabilities	30,814	277,646
Trade and other non-current payables	0	0
Deferred tax liabilities	22,270,362	28,097,076
Provisions for employee benefits	0	0
Total non-current liabilities	0	0
Chilean Pesos [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	66,973,453	4,637,940
Non-current lease liabilities	0	0
Trade and other non-current payables	0	0
Deferred tax liabilities	0	0
Provisions for employee benefits	0	0
Total non-current liabilities	0	0
Chilean Pesos [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Non-current lease liabilities	0	0
Trade and other non-current payables	0	0
Deferred tax liabilities	0	0
Provisions for employee benefits	38,213,999	32,099,446
Total non-current liabilities	67,387,593	77,613,594
Unidades de Fomento | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	66,687,314	12,533,802
Non-current lease liabilities	7,855,470	4,531,720
Trade and other non-current payables	17,079	0
Total non-current liabilities	74,559,863	17,065,522
Unidades de Fomento | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	105,742,207	105,188,583
Non-current lease liabilities	2,921,501	2,045,709
Trade and other non-current payables	3,866	10,124
Total non-current liabilities	108,667,574	107,244,416
Unidades de Fomento | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	402,430,310	222,179,075
Non-current lease liabilities	18,164,271	16,786,392
Trade and other non-current payables	0	0
Total non-current liabilities	420,594,581	238,965,467
US Dollar [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	0	747,267
Non-current lease liabilities	966,569	2,993,102
Total non-current liabilities	966,569	3,740,369
US Dollar [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Non-current lease liabilities	203,634	447,091
Total non-current liabilities	203,634	2,648,248
US Dollar [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	506,983,975	0
Non-current lease liabilities	875,659	1,461,761
Total non-current liabilities	507,859,634	1,461,761
Argentinean Pesos | Over 1 year to 3 years
Non-current liabilities [abstract]
Non-current lease liabilities	132,171	217,856
Other non-current provisions	0	0
Deferred tax liabilities	10,228,262	6,077,525
Provisions for employee benefits	0	0
Total non-current liabilities	10,360,433	6,295,381
Argentinean Pesos | Over 3 years to 5 years
Non-current liabilities [abstract]
Non-current lease liabilities	0	0
Other non-current provisions	181,075	207,794
Deferred tax liabilities	6,818,841	4,051,684
Provisions for employee benefits	0	0
Total non-current liabilities	6,999,916	4,259,478
Argentinean Pesos | Over 5 years
Non-current liabilities [abstract]
Non-current lease liabilities	0	0
Other non-current provisions	44,475	109,994
Deferred tax liabilities	34,184,711	21,810,152
Provisions for employee benefits	2,815,992	2,166,663
Total non-current liabilities	37,045,178	24,086,809
Uruguay Peso en Unidades Indexadas [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Deferred tax liabilities	0	0
Uruguay Peso en Unidades Indexadas [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Deferred tax liabilities	0	0
Uruguay Peso en Unidades Indexadas [Member] | Over 5 years
Non-current liabilities [abstract]
Deferred tax liabilities	912,841	777,325
Uruguayan Peso [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Non-current lease liabilities	137,381	144,630
Other non-current provisions	0	133,291
Total non-current liabilities	291,789	277,921
Uruguayan Peso [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Non-current lease liabilities	0	0
Other non-current provisions	0	0
Total non-current liabilities	19,082	43,145
Uruguayan Peso [Member] | Over 5 years
Non-current liabilities [abstract]
Non-current lease liabilities	0	0
Other non-current provisions	0	0
Total non-current liabilities	912,841	777,325
Paraguayan Pesos [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Deferred tax liabilities	7,696	8,095
Total non-current liabilities	7,696	8,095
Paraguayan Pesos [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Deferred tax liabilities	5,131	5,397
Total non-current liabilities	0	0
Paraguayan Pesos [Member] | Over 5 years
Non-current liabilities [abstract]
Deferred tax liabilities	462,787	486,768
Total non-current liabilities	0	0
Bolivianboliviano [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	2,393,359	4,147,508
Deferred tax liabilities	0	0
Provisions for employee benefits	0	0
Total non-current liabilities	3,206,892	4,156,396
Bolivianboliviano [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	3,731,132	5,530,009
Deferred tax liabilities	0	0
Provisions for employee benefits	0	0
Total non-current liabilities	0	0
Bolivianboliviano [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	7,545,482	2,844,467
Deferred tax liabilities	0	0
Provisions for employee benefits	0	0
Total non-current liabilities	0	0
Euros [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	0	136,383
Non-current lease liabilities	0	59,971
Total non-current liabilities	0	196,354
Euros [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	952,026
Non-current lease liabilities	0	0
Total non-current liabilities	0	952,026
Euros [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Non-current lease liabilities	0	0
Total non-current liabilities	$ 0	$ 0